K&L GATES LLP
One Lincoln Street
Boston, MA 02111

May 26, 2015

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	Evanston Alternative Opportunities Fund Registration Statement on Form N-2 (333-191847, 811-22904)

Dear Ms. Rossotto:
Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Evanston Alternative Opportunities Fund (the “Fund”), is the Fund’s third post-effective amendment to its registration statement on Form N-2 (the “Post-Effective Amendment No. 3”).  Included with Post-Effective Amendment No. 3, both the Fund and Foreside Fund Services, LLC, the Fund’s distributor, formally request acceleration of effectiveness of the Registration Statement to May 28, 2015.
Any questions or comments should be directed to the undersigned at (617) 951-9209 or to Clair E. Pagnano at (617) 261-3246.
Sincerely,
/s/ Pablo J. Man
Pablo J. Man